Credit Risk - Disclosure of Other Loan Modification by Segment (Details) - Mortgages - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 555	£ 346
Term Extension | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	137	152
Term Extension | –Stage 1 | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	115	120
Term Extension | –Stage 2 | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	21	30
Term Extension | –Stage 3 | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1	2
Interest-only | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1,740	1,684
Interest-only | –Stage 1 | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1,257	1,166
Interest-only | –Stage 2 | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	461	500
Interest-only | –Stage 3 | Other loans
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 22	£ 18